UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 1999

Check here if Amendment  [x ]; Amendment Number: 6

This Amendment (Check only one.):  [ x   ] is a restatement.
[    ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:       The Southern Fiduciary Group Inc.
Address:    2325 Crestmoor Road, Suite 202
            P.O. Box 158947
            Nashville, Tennessee 37215

13F File Number:    28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    November 11, 1999

Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY;

NUMBER OF OTHER INCLUDED MANAGERS:      NONE

FORM 13F INFORMATION TABLE ENTRY TOTAL:  64

FORM 13F INFORMATION TABLE VALUE TOTAL: $114,370,000

LIST OF OTHER INCLUDED MANAGERS:

NONE

Form 13F-HR
 ..NAME................TITLE OF.............	VALUE...	SHARES/.SH/..INVSTMT...	OTHER......VOTING.AUTH
OF ISSUER..............CLASS.....CUSIP....(x$1000)..PRN AMT..PRN..DSCRETN..MANAGER.....SOLE...SHARED..NONE.
   												                                                                                         ....
COMMON STOCK
Allegheny Teledyne Inc  	COM    	017415100   3,311   196,205  SH 	SOLE     	NONE     75,900  0      120,305
American Healthcorp     	COM     02649V104    	221    36,140 	SH 	SOLE      NONE     14,000  0       25,240
Bancorp South           	COM    	059692103    	308   	18,168  SH 	SOLE     	NONE      7,000  0       11,168
Belo (A.H.) Cl A        	COM    	080555105   5,060   264,600  SH 	SOLE     	NONE    102,400  0      162,200
Berkshire Hath Cl`B'    	COM    	084670207   3,588     1,933  SH  SOLE     	NONE       	700  0        1,233
Berry Petroleum `A'     	COM    	085789105   7,114   524,514  SH 	SOLE     	NONE    202,900  0      321,614
Bristol-Myers           	COM    	110122108 	   598     8,858  SH 	SOLE     	NONE 	    3,400  0        5,458
Calif Coastal           	COM    	129915104    	513    66,232  SH 	SOLE   	  NONE     25,600  0       40,632
Channell Commercial     	COM	    159186105    	232    22,870  SH 	SOLE      NONE	     8,800  0      	14,070
Chieftain Int'l Inc     	COM    	16867C101   1,066    56,100 	SH 	SOLE     	NONE     21,700  0       34,400
Coca-Cola Co            	COM	    191216100   1,270    26,331  SH 	SOLE     	NONE 	   10,200  0       16,131
Crawford & Co `A'       	COM    	224633206    	259    21,936 	SH 	SOLE     	NONE      8,500  0       13,436
Crawford & Co `B'       	COM    	224633107    	726    50,736  SH 	SOLE      NONE     19,600  0       31,136
Disney (Walt) Co        	COM    	254687106  	2,148    82,626  SH 	SOLE      NONE     32,000  0       50,626
Dynegy Inc              	COM    	26816L102 	 3,674   177,600  SH 	SOLE      NONE     68,700  0      108,900
Exxon Corp              	COM    	302290101    	454     5,980  SH 	SOLE      NONE      2,300  0        3,680
Federal Home Loan       	COM    	313400301 	 3,264    62,771 	SH 	SOLE     	NONE     24,300  0       38,471
General Electric        	COM    	369604103   1,667    14,060 	SH 	SOLE     	NONE      5,400 	0        8,660
Gillette Co             	COM    	375766102   1,225    36,096 	SH 	SOLE     	NONE     14,000  0       22,096
Great Lakes Chemicl      COM    	390568103 	   442    11,600 	SH 	SOLE     	NONE      4,500  0        7,100
GTech Holdings          	COM    	400518106 	 3,374   157,400  SH 	SOLE     	NONE     60,900  0       96,500
Hancock Fabrics         	COM    	409900107    	280    64,970  SH 	SOLE      NONE     25,100  0       39,870
Hanson Trust ADR        	COM    	411352305 	 1,240    32,050  SH		SOLE     	NONE     12,400  0       19,650
Harcourt General        	COM    	41163G101 	 1,999    48,015  SH 	SOLE     	NONE     18,600  0       29,415
HCC Ins Hldgs           	COM    	404132102  	4,686   278,735  SH 	SOLE      NONE    107,800  0      170,935
Imperial Tobacco PLC    	COM	    453142101 	 2,121    90,250  SH 	SOLE      NONE	    34,900  0       55,350
JLK Direct Dist 'A'     	COM     46621C105    	251    33,500 	SH		SOLE   	  NONE	    13,000  0       20,500
JPS Packaging           	COM    	46623H102    	282    66,450  SH 	SOLE      NONE     25,700  0       40,750
LabOne                  	COM    	50540L105 	 5,661   603,788 	SH 	SOLE   	  NONE    200,900  0      402,888
Lee Enterprises         	COM    	523768109  	2,425    88,575 	SH 	SOLE   	  NONE     34,300  0       54,275
Leucadia Natl Corp      	COM    	527288104 	   529    25,200 	SH 	SOLE     	NONE      9,700  0       15,500
Loews Corp              	COM    	540424108  	1,789    25,495  SH 	SOLE      NONE 	    9,900  0       15,595
McCormick & Co          	COM    	579780206  	1,114    33,700  SH 	SOLE      NONE     13,000  0       20,700
Media General           	COM    	584404107 	   753    14,700  SH 	SOLE      NONE      5,700  0        9,000
Merck & Co	              COM    	589331107    	233     3,600  SH 	SOLE      NONE	     1,400  0       	2,200
Natl Commerce Bancorp   	COM    	635449101    	297    13,500  SH 	SOLE   	  NONE     	5,200  0        8,300
Natl Health Realty      	COM    	635905102    	516    48,542  SH 	SOLE      NONE     18,800  0       29,742
Natl Healthcare Corp    	COM    	635906100    	355    50,685  SH 	SOLE   	  NONE 	   19,600  0       31,085
National Presto Ind     	COM    	637215104    	317     8,200  SH 	SOLE   	  NONE 	    3,200  0        5,000
National Svc Indus      	COM    	637657107   3,107    98,649 	SH 	SOLE      NONE 	   38,200  0       60,449
OPTi Inc                 COM    	683960108	  1,927   272,800  SH 	SOLE      NONE    105,500  0      167,300
Philip Morris Cos       	COM    	718154107	  3,607   105,495 	SH 	SOLE      NONE     40,800  0       64,695
Prison Realty Trst Inc   COM    	74264N105	 11,308 1,051,913  SH 	SOLE      NONE    462,200  0      589,713
Procter & Gamble        	COM    	742718109	    830     8,850  SH 	SOLE      NONE      3,400  0        5,450
Response Oncology       	COM    	761232107	    410   437,284  SH 	SOLE   	  NONE    169,200  0      268,084
Ryerson Tull Inc        	COM    	783755101	    911  	 39,406 	SH 	SOLE      NONE     15,200  0       24,206
Santa Fe Snyder Crp      COM     80218K105     659    73,225  SH  SOLE      NONE     28,300  0       44,925
Scripps 'A', E W         COM    	811039106	  1,755    35,725  SH 	SOLE   	  NONE     13,800  0       21,925
Syntroleum Corp	         COM    	871630109 	 6,451   913,370 	SH 	SOLE      NONE    392,600  0      520,770
Tidewater Inc           	COM    	886423102 	 2,650   103,925  SH 	SOLE   	  NONE     40,200  0       63,725
Tokio Marine/Fire	       COM    	889090403    	523	    9,100  SH 	SOLE   	  NONE	     3,500  0        5,600
Trustmark Corp           COM     898402102     203     9,000  SH  SOLE      NONE      3,500  0        5,500
TXU                      COM     882848104     954    25,560  SH  SOLE      NONE      9,900  0       15,660
Tyco International       COM     902124106   2,859    27,691  SH  SOLE      NONE     10,700  0       16,991
Union Pacific Resrces   	COM    	907834105     706  	 43,435 	SH 	SOLE   	  NONE 	   16,800  0       26,635
UnumProvident Corp       COM     91529Y106 	   724    24,600 	SH 	SOLE   	  NONE      9,500  0       15,100
Vulcan Materials        	COM    	929160109 	 1,215    33,177 	SH 	SOLE   	  NONE     12,800  0       20,377
Wal-Mart Stores	         COM    	931142103 	 1,369    28,786  SH 	SOLE   	  NONE     11,100  0       17,686
Washington Post`B'	      COM    	939640108    	701   	 1,374  SH 	SOLE   	  NONE        500  0          874
Wesco Financial	         COM    	950817106 	   813     3,000  SH 	SOLE   	  NONE      1,200  0        1,800
White Mountain Ins       COM     964126106   1,295     9,550  SH  SOLE      NONE      3,700  0        5,850
CONVERTIBLE PREFERRED STOCKS
Chieftain Intl $1.8125   PFD CV  402033302 	 1,749   100,400  SH  SOLE     	NONE      38,800 0 	     61,600
CONVERTIBLE BONDS
Am Rtrmnt 5.75% 10/1/02  CV BD	  028913AA9   1,375  1,920,000 PRN SOLE     	NONE     742,800 0 	 	1,177,200
Pride Ptrl 6.25% 2/15/06	CV BD  	741541AA4     907    907,000 PRN SOLE     	NONE     305,000 0      484,300
GRAND TOTALS                            			114,370

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